Purchases of Common Stock on a Monthly Basis (Detail) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended	21 Months Ended
	Dec. 29, 2011	Dec. 31, 2011	Dec. 31, 2011	May 31, 2010	Dec. 31, 2011	Nov. 30, 2011	Oct. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Total Number of Shares Purchased	400	2,400,000	2,400,000	3,100,000	6,600,000
Average Price Paid per Share		$ 19.89	$ 19.89	$ 14.60	$ 18.28
Total Number of Cumulative Shares Purchased as Part of Publicly Announced Plans or Programs		9,693,000	9,693,000		9,693,000	7,293,000	7,293,000
Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs		5,307,000	5,307,000		5,307,000	7,707,000	7,707,000